Stockholders equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' equity and dividend payment (Tables) [Abstract]
Stockholders' equity
Stockholders' equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2015	92,909,936
Restricted stock issued	883,699
Purchase of treasury shares	(359,831)
Issued at December 31, 2016	93,433,804
Restricted stock issued	1,259,208
New shares issued *	47,724,395
Issued at December 31, 2017	142,417,407
Par value	$0.01	$0.01
Shares to be issued assuming conversion of convertible notes**	20,904,879
Number of shares authorized for issue at December 31, 2017	250,000,000

Dividend payment
Dividend payment:

Dividend payment as of December 31, 2017:	Total payment	Per Share Common
Payment date:
February 22, 2017	$ 7.6 million	$0.08
May 31, 2017	$ 10.1 million	$0.08
August 31, 2017	$ 2.8 million	$0.02
December 6, 2017	$ 2.8 million	$0.02
Total payment as of December 31, 2017:	$ 23.3 million	$0.20

Dividend payment as of December 31, 2016:
Payment date:
February 24, 2016	$ 19.7 million	$0.21
May 25, 2016	$ 23.3 million	$0.25
August 31, 2016	$ 21.5 million	$0.23
November 23, 2016	$ 1.9 million	$0.02
Total payment as of December 31, 2016:	$ 66.4 million	$0.71

Dividend payment as of December 31, 2015:
Payment date:
February 19, 2015	$ 4.6 million	$0.05
May 22, 2015	$ 13.9 million	$0.15
August 20, 2015	$ 13.9 million	$0.15
November 25, 2015	$ 16.7 million	$0.18
Total payment as of December 31, 2015:	$ 49.2 million	$0.53